Significant Accounting Policies - Schedule of Concentration of Sales Revenues (Details) - Revenue Benchmark [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,523
Concentration of sales revenues percentage	12.97%
Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,509
Concentration of sales revenues percentage	12.90%
Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,501
Concentration of sales revenues percentage	12.86%
Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,464
Concentration of sales revenues percentage	12.67%
Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,049
Concentration of sales revenues percentage	10.54%
Customer Concentration Risk [Member] | Third-Party Customers [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 12,046
Concentration of sales revenues percentage	61.94%
Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,587
Concentration of sales revenues percentage	14.21%
Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,497
Concentration of sales revenues percentage	13.72%
Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,484
Concentration of sales revenues percentage	13.64%
Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,476
Concentration of sales revenues percentage	13.60%
Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 2,440
Concentration of sales revenues percentage	13.40%
Supplier Concentration Risk [Member] | Third-Party Suppliers [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 12,484
Concentration of sales revenues percentage	68.57%